Related party transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	9 Months Ended
	Mar. 29, 2014 store	Mar. 30, 2013 store	Mar. 31, 2012	Dec. 11, 2011	Dec. 27, 2014 stockholder store	Dec. 28, 2013
Related Party Transactions
Number of stores involved in agreement	152	117			166
Lease payments	$ 25.0	$ 17.0
Successor
Related Party Transactions
Lease payments			3.9
Predecessor
Related Party Transactions
Lease payments				8.1
Leases and other transactions | Minority Stockholder
Related Party Transactions
Number of stores involved in agreement	1	1			1
Number of minority stockholders involved in related party lease agreement	1	1			1
Leases and other transactions | Minority Stockholder | Successor
Related Party Transactions
Number of stores involved in agreement			1
Leases and other transactions | Minority Stockholder | Selling, general and administrative expenses
Related Party Transactions
Lease payments	0.2	0.2
Leases and other transactions | Minority Stockholder | Selling, general and administrative expenses | Successor
Related Party Transactions
Lease payments			0.1
Leases and other transactions | Minority Stockholder | Selling, general and administrative expenses | Predecessor
Related Party Transactions
Lease payments				1.0
Related party loans | Subordinated lenders who own common stock of the Company
Related Party Transactions
Interest and early termination fees	3.6	4.5				3.6
Related party loans | Subordinated lenders who own common stock of the Company | Successor
Related Party Transactions
Interest and early termination fees			0.1
Related party loans | Subordinated lenders who own common stock of the Company | Predecessor
Related Party Transactions
Interest and early termination fees				2.1
Payments relating to the purchase of Predecessor | Freeman Spogli & Co.
Related Party Transactions
Advisory services fee	1.3
Number of directors receiving payment	1
Payments to related party	$ 0.1